SUPPLEMENTAL FINANCIAL INFORMATION - Supplemental Cash Flow Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Interest paid, net of portion capitalized	$ 137	$ 103	$ 94
Income taxes paid	249	294	301
Property, Plant and Equipment
Property, Plant and Equipment [Line Items]
Capital expenditures incurred but not yet paid	$ 102	$ 87	$ 97